Derivative Financial Instruments	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Derivative Financial Instruments
8.	DERIVATIVE FINANCIAL INSTRUMENTS
See accounting policy in Note 2.3.5.
Derivative financial instruments are contracted by the Company are intended to protect operations against the risks of fluctuations in exchange rate, interest rates and share prices. The Company does not contract derivative instruments for speculative purposes.

•
Swap operations: the main objective of changing the debt index, from floating rates to fixed interest rates or vice versa, exchange of R$ to US$ and vice versa, and neutralizing fluctuations in the EMBR3 share price, with a view to the future settlement of share-based payment plans (Note 26.1). The fair values of these instruments are measured by the future cash flow, determined by applying contractual interest rates to maturity, and discounted to present value at the reporting date by the prevailing market rates.

•
Purchase of sell and buy currency options: in order to protect cash flows for wage costs denominated in R$ against the risk of currency fluctuations. The strategy used by the Company involves a zero-cost
collar, which entails purchasing a put option and selling a call option, contracted with the same counterparty and have a zero-net
premium. The Company adopts the
Black-76
pricing model and observable data to measure the fair value of these instruments.

•
Non-deliverable
forward (NDF): the purpose of protecting the Company against the risks associated with fluctuations in exchange rates. The fair value of these instruments is measured using the discounted cash flow model. Future cash flows are estimated based on future exchange rates observed at the reporting period and future contractual rates, and discounting at current market rates.

•
Eve Holding Inc. issued warrants to give holders the right, but not the obligation, to buy the shares of Eve Holding, Inc. These warrants are financial instruments classified as derivative financial instruments. Changes in the fair value are recognized in profit or loss as financial results.

Purpose	Risk	Instrument	Notional	Settlement date	12.31.2023	12.31.2022
Cash flow hedge designated as hedge accounting					8.9	2.4

Payroll expenses settled in Brazilian reais	Exchange rate	Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.20 and sale of call options at the weighted average exercise price of R$ 6.12	1,471,012	2023	—	2.4
		Zero-cost collar derivative financial instruments, with purchase of put options at the exercise price of R$ 5.00 and sale of call options at the weighted average exercise price of R$ 5.55	1,325,000	2024	8.9	—

Fair value hedge designated as hedge accounting					—	0.1

Project development	Interest rate	Interest swap to exchange fixed interest rate debt in Brazilian Reais for a floating rate CDI.	33,136	2023	—	0.1

Others derivatives not designated as hedge accounting					(116.6)	(88.9)

Export	Exchange rate	Non-Deliverable forwards to exchanges euro currency debt to US dollars currency.	48,413	2024	(0.1)	(0.2)
Export	Interest rate	Interest swap to exchange floating interest debt in US dollars for a fixed interest rate.	521,770	2023	—	8.4
Equity	Share price: ticker EMBR3	Equity swap	92,769	2023	—	(1.6)
Equity (i)	Share price: ticker EMBR3	Equity swap	362,878	2024	8.5	—
Equity (ii)	Share price: ticker EVEX	Private warrants	68,989	2027	(14.0)	(3.6)
Equity (ii)	Share price: ticker EVEX	Public warrants	55,674	2027	(11.3)	(2.9)
Equity (iii)	Share price: ticker EVEX	Strategic warrants	185,047	2027	(99.7)	(89.0)

					(107.7)	(86.4)

		Current			17.5	5.4
		Non-current			—	5.7
		Current			(85.7)	(57.4)
		Non-current			(39.5)	(40.1)
		Net derivative financial instruments			(107.7)	(86.4)

(i)
During May and June 2023, the Company entered into an
18-month
swap contract with Banco Santander S.A. in order to stabilize the volatility in the Company’s share price which could affect future settlements of share-based payments (Note 26.1). Under the swap contract, the Company will receive the price variation on 19,556,109 shares issued by the Company and traded on B3 and will pay CDI + 1.73% p.a. on the notional amount. As of December 31, 2023, the Company did not have a margin call related to this operation.

(ii)
Refers to the 11,499,879 (2022: 11,500,000) public warrants and 14,250,000 (2022:
same amount) private warrants issued by Eve Holding, Inc. with an exercise price (strike price) of US$
11.5
(eleven dollars and fifty cents) per share. The exercise period of these warrants will expire on the earlier of May 9, 2027, the date fixed by the issuer to redeem all of the warrants, or the liquidation of the issuer.

Public
warrants are listed and traded on the NYSE under the symbol EVEX.WS, so their fair value is derived directly from observable market prices. The measurement of the fair value of public and private share purchase options is identical since the differences between them do not affect their fair value. In this way, the fair value is calculated based on the unit price of the option multiplied by the number of options.

(iii)	Refers to 37,422,536 (2022: 37,572,536) units of strategic warrants issued by EVE Holding, Inc. under the following conditions:

•
Penny warrants: 20,422,536 (2022: 20,572,536) units with an exercise price of US$ 0.01
(one cent) per share. The measurement of the fair value of this instrument considers the fair value of the EVEX share subtracted from the exercise price. In addition, if the exercise of the warrants is conditional upon the occurrence of future events, the probability of these events is considered an input in the measurement of the fair value.

•
Market warrants: 12,000,000 (2022: same amount) and 5,000,000 (2022: same amount) units with exercise prices of US$ 15.0 (fifteen dollars) and US$ 11.5 (eleven dollars and fifty cents), respectively, per share.

•
Market warrants with an exercise price of US$ 11.5 were estimated using the publicly traded public warrants as the terms are similar. The Company used a modified Black-Scholes model to value the market warrants with an exercise price of US$ 15.0.

Below, the movement of the cash flow hedge with impact on other comprehensive results:

	12.31.2023	12.31.2022
Opening balance	2.8	(1.4)
Changes in the fair value of options:	—	—
Hedging Reserve	7.4	—
Cost of Hedging Reserve	1.6	2.3
Reclassification to result:
Fair value of options	(2.5)	1.2
Other reclassifications	0.8	0.7

Final balance	10.1	2.8